Intangible and other assets (Details) (CAD) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Intangible and other assets [Abstract]
Deferred and long-term receivables	87		98
Intangible assets	57	[1]	54	[1]
Investments	30	[2]	31	[2]
Other	75		78
Total intangible and other assets	249		261
Investments [Abstract]
Investments, equity method	20		21
Investments, cost method	10		10

[1]	Intangible assets consist mainly of customer contracts and relationships assumed through past acquisitions.
[2]	As at December 31, 2012, the Company had $20 million ($21 million as at December 31, 2011) of investments accounted for under the equity method and $10 million ($10 million as at December 31, 2011) of investments accounted for under the cost method.